Average Annual Total Returns (Invesco V.I. High Yield Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Average Annual Total Returns
Label	Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	14.94%
5 Years	8.90%
10 Years	9.01%
Lipper VUF High Current Yield Bond Funds Category Average
Average Annual Total Returns
Label	Lipper VUF High Current Yield Bond Funds Category Average
1 Year	13.61%
5 Years	6.24%
10 Years	6.79%
Series II shares, Invesco V.I. High Yield Fund
Average Annual Total Returns
Label	Series II shares: Inception (03/26/02) [1]
Inception Date	Mar. 26, 2002
1 Year	13.49%
5 Years	7.39%
10 Years	6.35%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 1, 1998.